Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 327,035	¥ 306,525	¥ 945,765	¥ 1,000,124
Other revenues	[1]	351,090	323,503	1,092,095	994,720
Segment revenues /Total revenues		678,125	630,028	2,037,860	1,994,844
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		70,063	34,473	193,074	260,420
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,576	17,486	68,365	56,559
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		62,385	70,960	177,777	183,267
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,325	21,651	66,574	61,657
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		19,901	15,883	58,233	40,880
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		39,755	54,913	119,943	163,782
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,391	24,730	74,875	74,083
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		41,037	39,058	107,419	79,991
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,602	27,371	79,505	79,485
Corporate revenue and intersegment transactions
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,021	(192)	8,488	2,727
Other revenues	[1]	(24)	573	824	1,257
Segment revenues /Total revenues		1,997	381	9,312	3,984
Corporate revenue and intersegment transactions | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,172	623	4,035	1,883
Corporate revenue and intersegment transactions | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Corporate revenue and intersegment transactions | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(63)	(187)	(182)	(206)
Corporate revenue and intersegment transactions | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(2)	1	0	2
Corporate revenue and intersegment transactions | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		239	235	817	623
Corporate revenue and intersegment transactions | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(273)	(488)	(1,169)	(1,441)
Corporate revenue and intersegment transactions | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(364)	(386)	(1,028)	(1,136)
Corporate revenue and intersegment transactions | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(88)	(94)	(65)	(73)
Corporate revenue and intersegment transactions | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,400	104	6,080	3,075
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		247,139	221,280	724,935	776,660
Japan | Corporate revenue and intersegment transactions
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,301	489	8,717	3,746
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,545	29,249	78,717	81,152
The Americas | Corporate revenue and intersegment transactions
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		51,351	55,996	142,113	142,312
Other Countries | Corporate revenue and intersegment transactions
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(280)	(681)	(229)	(1,019)
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		325,014	306,717	937,277	997,397
Other revenues	[1]	351,114	322,930	1,091,271	993,463
Segment revenues /Total revenues		676,128	629,647	2,028,548	1,990,860
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		68,891	33,850	189,039	258,537
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,576	17,486	68,365	56,559
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		62,448	71,147	177,959	183,473
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,327	21,650	66,574	61,655
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		19,662	15,648	57,416	40,257
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		40,028	55,401	121,112	165,223
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,755	25,116	75,903	75,219
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		41,125	39,152	107,484	80,064
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,202	27,267	73,425	76,410
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,511	28,848	83,067	83,251
Other revenues	[1]	83,036	81,372	248,727	238,396
Segment revenues /Total revenues		111,547	110,220	331,794	321,647
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		632	1,105	2,767	3,909
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		86	77	231	238
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,097	16,652	49,048	47,571
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		676	618	2,274	2,367
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10,020	10,396	28,747	29,166
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		95,095	88,114	286,612	248,224
Other revenues	[1]	22,977	9,692	50,753	40,069
Segment revenues /Total revenues		118,072	97,806	337,365	288,293
Operating Segment | Real Estate | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		912	814	2,642	2,260
Operating Segment | Real Estate | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,559	17,484	68,343	56,548
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,188	2,903	7,046	6,076
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		19,662	15,648	57,416	40,257
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9	10	34	34
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,755	25,116	75,903	75,219
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,712	25,922	74,089	66,834
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		298	217	1,139	996
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		86,093	50,552	238,370	282,803
Other revenues	[1]	9,991	10,665	30,694	29,287
Segment revenues /Total revenues		96,084	61,217	269,064	312,090
Operating Segment | PE Investment and Concession | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		65,816	29,484	179,965	246,164
Operating Segment | PE Investment and Concession | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26	25	64	65
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		12,413	13,230	33,395	13,230
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,838	7,813	24,946	23,344
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		40,592	55,791	121,812	165,543
Other revenues	[1]	1,387	1,714	2,139	2,876
Segment revenues /Total revenues		41,979	57,505	123,951	168,419
Operating Segment | Environment and Energy | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,129	1,132	2,787	2,964
Operating Segment | Environment and Energy | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		33	9	125	145
Operating Segment | Environment and Energy | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49	59	187	210
Operating Segment | Environment and Energy | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		39,139	54,478	118,103	161,573
Operating Segment | Environment and Energy | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Environment and Energy | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		242	113	610	651
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		412	660	1,828	1,948
Other revenues	[1]	108,877	93,555	396,047	358,137
Segment revenues /Total revenues		109,289	94,215	397,875	360,085
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		412	660	1,828	1,948
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,940	1,860	5,051	5,357
Other revenues	[1]	20,392	19,520	60,008	56,967
Segment revenues /Total revenues		22,332	21,380	65,059	62,324
Operating Segment | Banking and Credit | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		156	124	450	347
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,784	1,736	4,601	5,010
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,891	3,359	5,987	8,453
Other revenues	[1]	12,689	10,514	38,822	33,916
Segment revenues /Total revenues		15,580	13,873	44,809	42,369
Operating Segment | Aircraft and Ships | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	97	0
Operating Segment | Aircraft and Ships | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		13	17	41	51
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,878	3,342	5,849	8,402
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,743	9,295	19,513	24,504
Other revenues	[1]	37,639	46,034	113,958	110,757
Segment revenues /Total revenues		45,382	55,329	133,471	135,261
Operating Segment | ORIX USA | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		194	659	420	1,926
Operating Segment | ORIX USA | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17	2	22	11
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,092	5,751	13,789	15,977
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		178	270	637	1,184
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,262	2,613	4,645	5,406
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		55,009	62,317	156,341	160,731
Other revenues	[1]	5,351	5,500	8,078	(3,078)
Segment revenues /Total revenues		60,360	67,817	164,419	157,653
Operating Segment | ORIX Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		54,868	62,263	156,242	160,636
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		141	54	99	95
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,728	5,921	18,696	16,583
Other revenues	[1]	48,775	44,364	142,045	126,136
Segment revenues /Total revenues		55,503	50,285	160,741	142,719
Operating Segment | Asia and Australia | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		208	656	361	1,314
Operating Segment | Asia and Australia | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		12	3	35	3
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,181	4,939	17,339	13,874
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		327	323	961	1,392
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		244,838	220,791	716,218	772,914
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,511	28,848	83,067	83,251
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		95,095	88,114	286,612	248,224
Operating Segment | Japan | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		86,093	50,552	238,370	282,803
Operating Segment | Japan | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		32,129	49,266	99,626	148,401
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		412	660	1,828	1,948
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,940	1,860	5,051	5,357
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		658	1,491	1,664	2,930
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,545	29,249	78,717	81,152
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,743	9,295	19,513	24,504
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,802	19,954	59,204	56,648
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		51,631	56,677	142,342	143,331
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		8,463	6,525	22,186	17,142
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,233	1,868	4,323	5,523
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		34,207	42,363	97,137	104,083
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 6,728	¥ 5,921	¥ 18,696	¥ 16,583

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.